Derivative Instruments (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Trust's average net asset value	$ 191,000,000	$ 222,000,000	$ 221,000,000	$ 226,000,000	$ 226,000,000
Open interest rate futures, maturity	10 years		10 years	10 years	10 years
Concentration of credit risk	$ 16,965,738		$ 16,475,923	$ 12,403,596
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years		10 years